8. NET INVESTMENT IN DIRECT FINANCING AND SALES-TYPE LEASES - future minimum lease payments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Net Minimum lease payments receivable	$ 373,032
Less: unearned interest income	(27,879)
Net investment in direct financing and sales-type leases	345,153
Year 2015
Net Minimum lease payments receivable	311,186
Less: unearned interest income	(25,203)
Net investment in direct financing and sales-type leases	285,983
Year 2016
Net Minimum lease payments receivable	61,824
Less: unearned interest income	(2,676)
Net investment in direct financing and sales-type leases	59,148
Year 2017
Net Minimum lease payments receivable	22
Less: unearned interest income	0
Net investment in direct financing and sales-type leases	$ 22